Investment securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of net investment income
Net investment income for the years ended December 31, 2019, 2018, and 2017 consisted of the following:

(Millions)	2019	2018	2017
Fixed maturity investments	$52.1	$53.2	$51.5
Short-term investments	15.8	5.1	1.5
Equity securities	15.2	16.5	5.1
Other long-term investments	14.2	8.4	8.5
Interest on funds held under reinsurance treaties	—	(0.5)	—
Total investment income	97.3	82.7	66.6
Investment expenses	(12.6)	(11.3)	(9.8)
Net investment income	$84.7	$71.4	$56.8

Schedule of net realized and unrealized investment (losses) gains
Net realized and unrealized investment gains (losses) for the years ended December 31, 2019, 2018, and 2017 consisted of the following:

(Millions)	2019	2018	2017
Gross realized gains	$99.3	$42.3	$24.4
Gross realized (losses)	(42.6)	(40.0)	(51.6)
Net realized gains (losses) on investments(1)	56.7	2.3	(27.2)
Net unrealized gains (losses) on investments(2)	80.6	(23.2)	(10.5)
Net realized and unrealized investment gains (losses) on investments	$137.3	$(20.9)	$(37.7)
(1)Includes $50.4, $17.3, and $(19.1) of realized gains (losses) due to foreign currency during 2019, 2018, and 2017, respectively.
(2)Includes $(5.7), $35.7, and $(51.7) of unrealized (losses) gains due to foreign currency during 2019, 2018, and 2017, respectively.

Schedule of net realized investment gains (losses)
Net realized investment gains (losses) for the years ended December 31, 2019, 2018, and 2017 consisted of the following:

(Millions)	2019	2018	2017
Fixed maturity investments	$33.7	$3.6	$(19.1)
Equity securities	9.4	(6.4)	0.1
Short-term investments	14.8	—	—
Derivative instruments	(2.5)	—	—
Other long-term investments	1.3	5.1	(8.2)
Net realized investment gains (losses)	$56.7	$2.3	$(27.2)

Schedule of net unrealized investment gains (losses)
The following table summarizes the amount of total gains (losses) included in earnings attributable to unrealized investment gains (losses) for Level 3 investments for the years ended December 31, 2019, 2018, and 2017:

(Millions)	2019	2018	2017
Fixed maturity investments	$—	$(6.1)	$(0.2)
Equity securities	—	—	0.1
Other long-term investments	15.9	4.0	(0.6)
Total unrealized investment gains (losses) - Level 3 investments	$15.9	$(2.1)	$(0.7)
The following table summarizes the net unrealized investment gains (losses) and changes in fair value for the years ended December 31, 2019, 2018, and 2017:

(Millions)	2019	2018	2017
Fixed maturity investments	$24.1	$14.1	$(41.3)
Equity securities	51.4	(51.1)	25.2
Short-term investments	(5.2)	—	—
Derivative instruments	(0.5)	—	—
Other long-term investments	10.8	13.8	5.6
Net unrealized investment gains (losses)	$80.6	$(23.2)	$(10.5)

Schedule of investment securities and other long-term investments
The cost or amortized cost, gross unrealized investment gains and losses, net foreign currency gains and losses, and fair values of Sirius Group's equity securities and other long-term investments as of December 31, 2019 and 2018, were as follows:

	2019
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains	Fair value
Equity securities	$379.2	$55.6	$(37.3)	$7.7	$405.2
Other long-term investments	$315.4	$49.9	$(29.3)	$10.8	$346.8

	2018
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains	Fair value
Equity securities	$409.4	$17.8	$(50.8)	$3.6	$380.0
Other long-term investments	$337.6	$32.6	$(13.5)	$8.3	$365.0
Equity securities at fair value consisted of the following as of December 31, 2019 and 2018:

(Millions)	2019	2018
Fixed income mutual funds	$175.3	$157.7
Common stocks	228.1	222.3
Other equity securities	1.8	—
Total Equity securities	$405.2	$380.0
Other long-term investments at fair value consisted of the following as of December 31, 2019 and 2018:

(Millions)	2019	2018
Hedge funds and private equity funds	$269.0	$301.4
Limited liability companies and private equity securities	77.8	63.6
Total Other long-term investments	$346.8	$365.0
The following table summarizes the total mortgage and asset-backed securities held at fair value in Sirius Group's investment portfolio as of December 31, 2019 and 2018:

(Millions)	2019	2018
Mortgage-backed securities:
Agency:
Federal national mortgage association	$235.9	$185.0
Federal home loan mortgage corporation	165.0	166.9
Government national mortgage association	52.2	59.4
Total agency(1)	453.1	411.3
Non-agency:
Commercial	60.9	85.5
Residential	13.9	32.6
Total non-agency	74.8	118.1
Total mortgage-backed securities	527.9	529.4
Asset-backed securities:
Collateralized loan obligations	417.0	373.0
Vehicle receivables	32.9	63.8
Credit card receivables	5.7	10.7
Other	31.2	47.0
Total asset-backed securities	486.8	494.5
Total mortgage and asset-backed securities(2)	$1,014.7	$1,023.9
(1)Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government-sponsored entity (i.e., FNMA, FHLMC).
(2)As of December 31, 2019 and 2018, all mortgage- and asset-backed securities held by Sirius Group were classified as Level 2 investments.
The cost or amortized cost, gross unrealized investment gains (losses), net foreign currency gains (losses), and fair value of Sirius Group's fixed maturity investments as of December 31, 2019 and 2018, were as follows:

	2019
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains (losses)	Fair value
Asset-backed securities	$489.4	$1.4	$(3.9)	$(0.1)	$486.8
Corporate debt securities	458.6	5.2	(1.2)	11.5	474.1
Residential mortgage-backed securities	426.2	10.5	(1.4)	3.6	438.9
U.S. government and government agency	111.5	0.7	(0.4)	(1.3)	110.5
Commercial mortgage-backed securities	88.5	0.9	(0.6)	0.2	89.0
Non-U.S. government and government agency	63.7	—	(0.7)	—	63.0
Preferred stocks	17.0	—	—	—	17.0
U.S. States, municipalities and political subdivision	1.7	—	—	—	1.7
Total fixed maturity investments	$1,656.6	$18.7	$(8.2)	$13.9	$1,681.0

	2018
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains (losses)	Fair value
Asset-backed securities	$496.3	$0.1	$(3.8)	$1.9	$494.5
Corporate debt securities	694.1	1.4	(7.3)	7.6	695.8
Residential mortgage-backed securities	413.0	1.7	(7.1)	5.9	413.5
U.S. government and government agency	163.9	0.3	(0.5)	4.2	167.9
Commercial mortgage-backed securities	117.7	0.2	(2.7)	0.7	115.9
Non-U.S. government and government agency	50.6	—	(0.2)	(0.1)	50.3
Preferred stocks	14.5	0.6	(6.8)	0.2	8.5
U.S. States, municipalities and political subdivision	2.8	—	—	—	2.8
Total fixed maturity investments	$1,952.9	$4.3	$(28.4)	$20.4	$1,949.2

Schedule of fixed maturity investment by contractual maturity

	2019		2018
(Millions)	Cost or amortized cost	Fair value	Cost or amortized cost	Fair value
Due in one year or less	$85.0	$88.4	$249.6	$254.6
Due after one year through five years	479.1	490.3	635.6	636.4
Due after five years through ten years	46.3	46.0	26.2	25.7
Due after ten years	25.1	24.6	0.1	0.1
Mortgage-backed and asset-backed securities	1,004.1	1,014.7	1,026.9	1,023.9
Preferred stocks	17.0	17.0	14.5	8.5
Total	$1,656.6	$1,681.0	$1,952.9	$1,949.2

Schedule of ratings and fair value of fixed maturity investments
The following table summarizes the ratings and fair value of fixed maturity investments held in Sirius Group's investment portfolio as of December 31, 2019 and 2018:

(Millions)	2019	2018
AAA	$559.8	$602.0
AA	724.3	818.0
A	219.0	290.5
BBB	95.8	167.4
Other	82.1	71.3
Total fixed maturity investments(1)	$1,681.0	$1,949.2
(1)Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor's and 2) Moody's Investor Service.

Summary of investment securities by investment objective and sector
The following table summarizes investments in hedge funds and private equity interests by investment objective and sector as of December 31, 2019 and 2018:

	2019		2018
(Millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Hedge funds:
Long/short multi-sector	$53.0	$—	$41.0	$—
Distressed mortgage credit	51.6	—	54.8	—
Private credit	21.5	—	20.0	—
Other	1.4	—	2.5	—
Total hedge funds	127.5	—	118.3	—
Private equity funds:
Energy infrastructure & services	53.6	34.6	93.7	54.2
Multi-sector	8.7	7.8	9.0	0.7
Healthcare	25.9	10.4	31.7	15.6
Life settlement	23.9	—	23.7	—
Manufacturing/Industrial	27.6	3.9	23.6	10.4
Private equity secondaries	0.6	0.8	1.1	1.1
Real estate	—	—	0.3	—
Other	1.2	2.6	—	—
Total private equity funds	141.5	60.1	183.1	82.0
Total hedge and private equity funds included in Other long-term investments	$269.0	$60.1	$301.4	$82.0

Schedule of redemption frequency and advance notice period requirements for investments
The following summarizes the December 31, 2019 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
Redemption Frequency (Millions)	30-59 days notice	60-89 days notice	90-119 days notice	120+ days notice	Total
Monthly	$—	$36.2	$—	$—	$36.2
Quarterly	0.8	—	—	—	0.8
Semi-annual	—	0.3	—	—	0.3
Annual	—	16.8	51.9	21.5	90.2
Total	$0.8	$53.3	$51.9	$21.5	$127.5

Schedule of investment securities by lock-up period.
As of December 31, 2019, investments in private equity funds were subject to lock-up periods as follows:

(Millions)	1 – 3 years	3 – 5 years	5 – 10 years	Total
Private Equity Funds – expected lock up period remaining	$4.7	$1.4	$135.4	$141.5